Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 584,651.73
Previously Paid Amount	0.00
Total Fee Amount	80.74
Total Offset Amount	0.00
Net Fee	80.74
Narrative - Max Aggregate Offering Price	$ 584,651.73
Final Prospectus	true